BLACKROCK FUNDS III

BlackRock Disciplined International Fund

(the “Fund”)

Supplement dated December 2, 2016

to the Summary Prospectuses and Prospectuses of the Fund, dated April 29, 2016, and the Statement of

Additional Information (“SAI”) of the Fund, dated April 29, 2016 (as amended October 20, 2016)

Effective December 1, 2016, the Fund’s administrator, BlackRock (as defined below), has contractually agreed to reduce its administration fee for the Fund’s Investor A, Institutional and Class K Shares. Accordingly, effective December 1, 2016, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A and Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock Disciplined International Fund—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Disciplined International Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of Part II of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]	Investor A Shares	Institutional Shares
Management Fee[2]	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[3,4,5]	0.25%	0.25%
Administration Fees[4,5,6]	0.10%	0.10%
Independent Expenses[7]	0.15%	0.15%
Total Annual Fund Operating Expenses[4]	0.90%	0.65%
Fee Waivers and/or Expense Reimbursements[6,7]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[6,7]	0.70%	0.45%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the estimation of Other Expenses or the restatement of Administration Fees to reflect estimated fees.
[5]	Administration Fees have been restated to reflect current fees.
[6]	BlackRock is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BlackRock has contractually agreed to waive this administration fee through April 30, 2018. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.
[7]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2018. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2018 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$593	$778	$979	$1,557
Institutional Shares	$46	$188	$342	$791

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 107% of the average value of its portfolio.

The second and third paragraphs of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Fund—Administrative Services” are deleted in their entirety and replaced with the following:

Effective December 1, 2016, BlackRock is entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.05% with respect to Institutional and Investor A Shares. Prior to December 1, 2016, BlackRock was entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.30% with respect to Institutional and Investor A Shares. In addition to performing these services, BlackRock has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees,

12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

BlackRock is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BlackRock has contractually agreed to waive this administration fee through April 30, 2018. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Disciplined International Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Disciplined International Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3,4]	0.20%
Administration Fees[3,4,5]	0.05%
Independent Expenses[6]	0.15%
Total Annual Fund Operating Expenses[3]	0.60%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.40%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the estimation of Other Expenses or the restatement of Administration Fees to reflect estimated fees.
[4]	Administration Fees have been restated to reflect current fees.
[5]	BlackRock Advisors, LLC (“BlackRock”) is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BlackRock has contractually agreed to waive this administration fee through April 30, 2018. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.
[6]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2018. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2018 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$41	$172	$315	$731

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 107% of the average value of its portfolio.

The second and third paragraphs of the section of the Class K Shares Prospectus entitled “Management of the Fund—Administrative Services” are deleted in their entirety and replaced with the following:

Effective December 1, 2016, BlackRock is entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.00% with respect to Class K Shares. Prior to December 1, 2016, BlackRock was entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.10% with respect to Institutional and Investor A Shares. In addition to performing these services, BlackRock has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

BlackRock is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BlackRock has contractually agreed to waive this administration fee through April 30, 2018. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.

The first paragraph of the section of the Fund’s SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

The Trust has engaged BlackRock to provide certain administration services to the Fund. BlackRock and its affiliates provide the Fund with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Fund’s administrative operations, preparation of proxy statements and shareholder reports. BlackRock and its affiliates also furnish office space and certain facilities to conduct the Fund’s business and compensate the Trust’s Trustees, officers and employees who are affiliated with BlackRock. Effective December 1, 2016, for providing administrative services, BlackRock is entitled to receive an annual administration fee as a percentage of average daily net assets attributable to each share class of the Fund equal to 0.05% with respect to Institutional and Investor A Shares and 0.00% with respect to Class K Shares. Prior to December 1, 2016, BlackRock was entitled to receive an annual administration as a percentage of average daily net assets attributable to each share class of the Fund equal to 0.30% with respect to Institutional and Investor A Shares and 0.10% with respect to Class K Shares.

The fourth paragraph of the section of the Fund’s SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Fund Independent Expenses”) are paid directly by the Fund. BlackRock has contractually undertaken to reimburse or provide an offsetting credit to the Fund for such Fund Independent Expenses through April 30, 2018. The contractual arrangement may not be terminated prior to May 1, 2018 without the consent of the Board of Trustees of the Trust.

The sixth paragraph of the section of the Fund’s SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

BlackRock also serves as administrator of the Master Portfolio. BlackRock provides the Master Portfolio with administrative services, including management reporting and treasury administrative services, financial reporting, legal and tax services, supervision of the Master Portfolio’s administrative operations and preparation of proxy statements. BlackRock also furnishes office space and certain facilities to conduct the Master Portfolio’s business and compensates MIP’s Trustees, officers and employees who are affiliated with BlackRock. BlackRock is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets for providing administrative services. BlackRock has contractually agreed to waive this administration fee through April 30, 2018. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.

The ninth paragraph of the section of the Fund’s SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit services in connection with the Master Portfolio (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolio. BlackRock has contractually undertaken to reimburse or provide an offsetting credit to the Master Portfolio for such MIP Independent Expenses through April 30, 2018. The contractual arrangement may not be terminated prior to May 1, 2018 without the consent of the Board of Trustees of the Trust and MIP.

Shareholders should retain this Supplement for future reference.

PR2SAI-DI-1216SUP

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